Property and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Depreciation expenses	$ 502	$ 502
Dror Ortho Design Ltd [Member]
Depreciation expenses			$ 670	$ 528